Loan Operations and Lease Operations Portfolio - Summary of Loan Operations and Lease Operations by Concentration (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Largest debtor [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	R$ 4,078	R$ 3,543
10 largest debtors [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	20,365	21,609
20 largest debtors [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	30,761	32,720
50 largest debtors [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	50,089	52,992
100 largest debtors [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	R$ 69,427	R$ 72,441